Expense Example, No Redemption (Vanguard Target Retirement 2015 Fund Participant)	Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205